Transactions with Related Parties (Details) (Narrative3) (Global Services Agreement with Cardiff [Member], USD $)	0 Months Ended
	Dec. 01, 2010	Jun. 30, 2011
Global Services Agreement with Cardiff [Member]
Transactions with Related Parties
Commissions in connection with employment arrangements	1.00%
Commission on purchase or sale price of vessels and rigs	0.75%
Fees in relation to Global Services Agreement regarding employee arrangement		$ 800